Business Combinations (Details) - Schedule of Pro Forma Results Effects of ICU Eyewear Acquisition (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Pro Forma Results Effects of ICU Eyewear Acquisition [Line Items]
Diluted	$ (338.68)	$ (285.40)